Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
Intangible assets
7. Intangible assets:

		As of December 31, 2010			As of December 31, 2009
		Historical	Accumulated	Net Book	Historical	Accumulated	Net Book
Description	Term	Cost	Amortization	Value	Cost	Amortization	Value
	(In months)
Patents and trademarks	60 to 120	$5,215	$3,353	$1,862	$5,942	$2,421	$3,521
Contractual agreements	24 to 120	11,985	8,660	3,325	9,455	6,644	2,811
Customer lists and other	36 to 60	13,302	9,280	4,022	13,322	6,411	6,911

Totals		$30,502	$21,293	$9,209	$28,719	$15,476	$13,243

     We recorded amortization expense associated with intangible assets of continuing operations totaling $6,591, $7,769 and $5,248 for the years ended December 31, 2010, 2009 and 2008, respectively. We expect to record amortization expense associated with these intangible assets for the next five years approximating: 2011 — $4,645; 2012 — $2,926; 2013 — $1,341; 2014 — $170 and 2015 — $127.